DISCONTINUED OPERATIONS (Narrative) (Details) - Feb. 09, 2018 - Qufan [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration	$ 19,431	¥ 121,964
Discontinued Operation Percentage of Equity Interest Disposed	51.00%